Intangible Assets, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		$ 0
Less: Accumulated amortization	$ (178,592)	(46,732)
Intangible assets, net	396,495	267,736
Amortization of Intangible Assets	130,004	46,732	$ 0
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	152,963
Finite-Lived Intangible Assets, Amortization Expense, Year Two	144,039
Finite-Lived Intangible Assets, Amortization Expense, Year Three	73,569
Finite-Lived Intangible Assets, Amortization Expense, Year Four	16,960
Finite-Lived Intangible Assets, Amortization Expense, Year Five	0
Software.
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	566,123	$ 314,468
Others
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 8,964